COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 1.2%
7,484	Hexcel Corporation	$ 473,662

	ASSET MANAGEMENT - 4.2%
1,216	Ameriprise Financial, Inc.	546,519
12,130	Brookfield Asset Management Ltd.	494,419
4,552	Hamilton Lane, Inc., Class A	695,727
		1,736,665
	BANKING - 1.4%
2,506	JPMorgan Chase & Company	563,349

	BEVERAGES - 1.4%
2,298	Constellation Brands, Inc., Class A	553,152

	BIOTECH & PHARMA - 3.3%
712	Eli Lilly & Company	683,534
3,544	Zoetis, Inc.	650,289
		1,333,823
	CHEMICALS - 1.7%
1,794	Sherwin-Williams Company (The)	662,650

	COMMERCIAL SUPPORT SERVICES - 1.6%
3,529	Waste Connections, Inc.	658,159

	CONSTRUCTION MATERIALS - 0.9%
1,542	Vulcan Materials Company	378,114

	DATA CENTER REIT - 1.5%
697	Equinix, Inc.	581,549

	ELECTRIC UTILITIES - 1.4%
7,162	NextEra Energy, Inc.	576,613

	ELECTRICAL EQUIPMENT - 4.4%
10,054	Amphenol Corporation, Class A	678,142

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRICAL EQUIPMENT - 4.4% (Continued)
13,939	Cognex Corporation	$ 562,857
5,249	Otis Worldwide Corporation	497,028
		1,738,027
	ENGINEERING & CONSTRUCTION - 1.3%
2,120	Tetra Tech, Inc.	504,009

	GAS & WATER UTILITIES - 1.4%
3,900	American Water Works Company, Inc.	558,168

	HEALTH CARE FACILITIES & SERVICES - 4.7%
4,419	Encompass Health Corporation	411,188
4,630	Ensign Group, Inc. (The)	700,797
1,275	UnitedHealth Group, Inc.	752,505
		1,864,490
	INDUSTRIAL SUPPORT SERVICES - 1.2%
2,973	WESCO International, Inc.	491,675

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
5,383	Morgan Stanley	557,733
8,482	Nasdaq, Inc.	611,382
		1,169,115
	INSURANCE - 3.1%
3,069	Allstate Corporation (The)	579,857
1,320	Kinsale Capital Group, Inc.	648,238
		1,228,095
	LEISURE FACILITIES & SERVICES - 3.9%
3,766	Churchill Downs, Inc.	523,361
1,320	Domino's Pizza, Inc.	546,757
2,091	Marriott International, Inc., Class A	490,737
		1,560,855
	LEISURE PRODUCTS - 1.0%
5,249	Brunswick Corporation	414,933

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 1.2%
1,947	Nordson Corporation	$ 499,522

	MEDICAL EQUIPMENT & DEVICES - 4.4%
3,084	ResMed, Inc.	755,641
2,358	STERIS plc	568,514
1,438	West Pharmaceutical Services, Inc.	451,000
		1,775,155
	OFFICE REIT - 1.3%
4,493	Alexandria Real Estate Equities, Inc.	537,228

	OIL & GAS PRODUCERS - 4.1%
2,832	Cheniere Energy, Inc.	524,656
3,144	Diamondback Energy, Inc.	613,426
12,797	Northern Oil and Gas, Inc.	509,065
		1,647,147
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
11,018	Schlumberger N.V.	484,682

	PUBLISHING & BROADCASTING - 1.4%
3,311	Nexstar Media Group, Inc.	565,784

	RESIDENTIAL REIT - 1.3%
7,177	Equity LifeStyle Properties, Inc.	521,840

	RETAIL - CONSUMER STAPLES - 2.6%
1,501	Casey's General Stores, Inc.	543,827
563	Costco Wholesale Corporation	502,410
		1,046,237
	RETAIL - DISCRETIONARY - 4.3%
1,438	Home Depot, Inc. (The)	529,903
4,256	Ross Stores, Inc.	640,997
2,106	Tractor Supply Company	563,460
		1,734,360

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 7.3%
5,487	Broadcom, Inc.	$ 893,393
949	Monolithic Power Systems, Inc.	887,011
7,666	Power Integrations, Inc.	514,389
3,396	Universal Display Corporation	657,873
		2,952,666
	SOFTWARE - 5.9%
9,090	Bentley Systems, Inc., Class B	467,862
1,038	Intuit, Inc.	654,210
1,779	Microsoft Corporation	742,093
2,076	Salesforce, Inc.	525,020
		2,389,185
	SPECIALTY FINANCE - 1.3%
10,973	Air Lease Corporation	507,721

	STEEL - 1.1%
1,542	Reliance, Inc.	442,014

	TECHNOLOGY HARDWARE - 4.5%
3,796	Apple, Inc.	869,284
2,135	Motorola Solutions, Inc.	943,755
		1,813,039
	TECHNOLOGY SERVICES - 12.6%
1,483	Accenture PLC, Class A	507,112
1,913	Automatic Data Processing, Inc.	527,816
4,033	Booz Allen Hamilton Holding Corporation	640,359
2,610	Broadridge Financial Solutions, Inc.	555,565
2,832	CDW Corporation	639,012
1,068	FactSet Research Systems, Inc.	451,593
2,892	Jack Henry & Associates, Inc.	500,403
1,068	MSCI, Inc.	620,070
2,254	Visa, Inc., Class A	622,938
		5,064,868

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.3%
3,040	JB Hunt Transport Services, Inc.	$ 526,528

	WHOLESALE - DISCRETIONARY - 1.2%
1,394	Pool Corporation	490,158

	TOTAL COMMON STOCKS (Cost $28,488,070)	40,045,237

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
186,314	Northern Institutional Treasury Portfolio, 5.11% (Cost $186,314)(a)	186,314

	TOTAL INVESTMENTS - 100.0% (Cost $28,674,384)	$ 40,231,551
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(13,839)
	NET ASSETS - 100.0%	$ 40,217,712

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.